December 29, 2009
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Asset Management Fund
To the Commission:
     On behalf of Asset Management Fund (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Post-Effective Amendment No. 60 under the 1933 Act to the Trust’s Registration Statement on Form N-1A (Amendment No. 60 under the 1940 Act, and together with Amendment No. 60 under the 1933 Act, the “Amendment”). The purpose of the Amendment is to conform the Trust’s Registration Statement to the new Form N-1A requirements.
     This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act, and an additional Amendment will be filed pursuant to
Rule 485(b) on February 26, 2010, which filing we intend to become effective immediately upon filing.
     Please call me directly at 614-255-5554 should you have any questions or comments regarding this filing.
Sincerely,
/s/ Robin M. Baxter